UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

Notice of Intention To Redeem Securities Pursuant to Rule 23c-2

Under the Investment Company Act of 1940

Investment Company Act file number: 814-00757

FS KKR Capital Corp.

(Name of Registrant)

201 Rouse Boulevard

Philadelphia, Pennsylvania 19112

(Address of Principal Executive Offices)

The undersigned hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of FS KKR Capital Corp. (the “Company”) to be redeemed: 4.750% Notes due 2022 (the “Notes”)

(2)	Date on which the securities are to be redeemed: April 15, 2022

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to Article Eleven of the Company’s indenture governing the Notes, dated as of July 14, 2014 (the “Indenture”), between the Company (as successor by merger to FS Investment Corporation) and U.S. Bank Trust Company, National Association (as successor in interest to U.S. Bank National Association), as trustee.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem 100% of the outstanding Notes ($450 million aggregate principal amount) pursuant to the terms of the Indenture.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 15th day of March, 2022.

FS KKR CAPITAL CORP.

By:	/s/ Michael C. Forman
Name: Michael C. Forman
Title: Chief Executive Officer